Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents		$ 361,777	$ 404,275	$ 93,906	$ 81,906
Prepayments and other current assets		13,068	13,890
Total current assets		457,653	501,930
Non-current assets:
Intangible assets, net		13,433	15,100
Total assets		538,361	580,362
Current liabilities:
Accounts payable		21,736	14,937
Deferred revenue and income, current portion		25,113	27,745
Total current liabilities		76,736	103,020
Non-current liabilities:
Deferred revenue and income, non-current	[1]	5,383	6,825
Due to related parties, non-current portion		4,337	4,137
Other long-term payable		846	807
Total liabilities		$ 93,680	$ 123,341
Commitments and contingencies
Shareholders' equity
Common shares		$ 85	$ 82
Treasury shares 30,274,602 shares as at December 31, 2014 and 29,558,094 shares as at December 31, 2015		7	7
Total Xunlei Limited's shareholders' equity		446,749	457,891	79,194	67,968
Total liabilities and shareholders' equity		538,361	580,362
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents		292,175	309,457	$ 28,863	$ 30,240
Due from subsidiaries and consolidated VIEs		92,864	67,397
Prepayments and other current assets		1,090	6,709
Total current assets		$ 386,129	383,563
Non-current assets:
Intangible assets, net			394
Investments in subsidiaries and consolidated VIEs		$ 68,481	82,360
Total assets		454,610	466,317
Current liabilities:
Accounts payable		101	101
Deferred revenue and income, current portion		211	211
Accrued liabilities and other payables		1,735	2,328
Total current liabilities		2,047	2,640
Non-current liabilities:
Deferred revenue and income, non-current		$ 632	$ 842
Warrants liabilities
Due to related parties, non-current portion		$ 4,337	$ 4,137
Other long-term payable		845	807
Total liabilities		$ 7,861	$ 8,426
Commitments and contingencies
Shareholders' equity
Common shares		$ 85	$ 82
Treasury shares 30,274,602 shares as at December 31, 2014 and 29,558,094 shares as at December 31, 2015		7	7
Other shareholders' equity		446,657	457,802
Total Xunlei Limited's shareholders' equity		446,749	457,891
Total liabilities and shareholders' equity		$ 454,610	$ 466,317

[1]	As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).